OTHER RESERVES (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Oct. 23, 2025	Oct. 03, 2025	Sep. 08, 2025	Jul. 22, 2025	Jan. 23, 2025	Sep. 30, 2024	Jul. 31, 2024	Jul. 15, 2024	May 31, 2024	May 27, 2024
IfrsStatementLineItems [Line Items]
Shares issued				201,950,104	2,250,000	2,250,000
Number of ordinary shares, percentage										51.00%
Number of shares outstanding				201,950,104
Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Shares issued			1,055,272
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	410
Ordinary shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding									16,756
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued											4,170,520
Warrants exercise price					$ 5.13
Number of shares outstanding											4,170,520
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Shares issued					2,250,000
Total exercise price					$ 11,542,500
Exercise price of outstanding share options					$ 5.13
Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued								4,170,520
Warrants exercise price								$ 6.13
Number of shares outstanding									10,172
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued										5,086
Rhino Ventures Limited [member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options		$ 0.77
Number of shares outstanding		18,000,000
Rhino Ventures Limited [member] | Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price value		$ 13,837,500
Rhino Ventures Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued							731,707			5,086
Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued										10,172
Warrants exercise price										$ 2,512
Rhino Ventures Limited [member] | Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued											10,172
Recapitalization [member]
IfrsStatementLineItems [Line Items]
Increase decrease in equity recapitalization	$ 5,126,150